Warrants and warrant liability (Tables)	3 Months Ended
Mar. 31, 2026
Warrant And Warrant Liability [Abstract]
Disclosure of outstanding warrants to acquire common shares of the Company

At March 31, 2026, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price	Expiry Date
100,000	$19.50	November 26, 2026
14,000,000	3.00	October 20, 2030
4,550,000	0.001	*
18,650,000	$2.36

* On October 20, 2025, the Company issued 4,550,000 Pre-Funded Warrants which are exercisable at a price of $0.001 per common share until fully exercised. The Pre-Funded Warrants do not have voting rights and are exercisable at the holder's discretion.

Disclosure of Warrant liability transactions

Warrant liability transactions during the periods were as follows:

	Three months ended March 31, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Fair value	Number of Warrants	Weighted average exercise price	Fair value
Balance, beginning of period	14,100,000	$3.12	$5,559,800	100,000	$19.50	$132,200.00
Granted	—	—	—	14,000,000	3.00	8,918,500
Change in fair value	—	—	12,483,300	—	—	(3,490,900)
Balance, end of period	14,100,000	$3.12	$18,043,100	14,100,000	$3.12	$5,559,800

Disclosure of Warrant transactions

Warrant transactions during the periods were as follows:

	Three months ended March 31, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of Warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of period	4,550,000	$4.00	$5,758,671	258,188	$4.00	$543,601
Granted	—	—	—	4,550,000	0.001	$5,758,671
Expired	—	—	—	(258,188)	4.00	$(543,601)
Balance, end of period	4,550,000	$4.00	$5,758,671	4,550,000	$4.00	$5,758,671